SHARE REPURCHASE PROGRAM (Details) - 2021 Share Repurchase Program - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity, Class of Treasury Stock
Term of repurchase program				12 months
American Depositary Shares
Equity, Class of Treasury Stock
Extension period for share repurchase program	12 months	12 months	12 months
Shares repurchased	735,714	420,274	427,984
Total cost of shares repurchased	$ 1,354	$ 1,385	$ 1,058
Weighted average price of shares repurchased	$ 1.84	$ 3.29	$ 2.47
American Depositary Shares | Maximum
Equity, Class of Treasury Stock
Authorized repurchase amount				$ 10,000
Class A ordinary shares
Equity, Class of Treasury Stock
Shares repurchased	3,678,570	2,101,370	2,139,920